SHARE BASED COMPENSATION - Stock Option Plans - (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) Y	Dec. 31, 2020 CAD ($) Y
SHARE BASED COMPENSATION
Option term (expiration period)	7 years
Vesting period	3 years
Options
SHARE BASED COMPENSATION
Option term (expiration period)	7 years
Vesting period	3 years
Annual dividend per share (dollars)	$ 1.05	$ 1.10
Risk-free interest rate	0.49%	1.35%
Expected life | Y	5	5
Expected volatility	40.00%	24.00%
Weighted average fair value per option (dollars)	$ 5.40	$ 4.51